As filed with the Securities and Exchange Commission on October 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22593

The Cushing Royalty & Income Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

The Cushing Royalty & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2012

Common Stock - 6.6% (1)	Shares	Fair Value
Crude Oil/ Natural Gas Production - 1.4%(1)
United States - 1.4%(1)
Pengrowth Energy Corporation	414,000	$2,802,780

Exploration and Production - 5.2%(1)
Canada - 5.2%(1)
Baytex Energy Corporation	63,000	2,868,390
Crescent Point Energy Corporation	180,800	7,518,125
		10,386,515

Total Common Stock (Cost $14,206,182)		$13,189,295

Master Limited Partnerships and Related Companies - 62.7% (1)
Crude Oil/Natural Gas Production - 62.7%(1)
United States - 62.7% (1)
Breitburn Energy Partners, L.P.	932,900	$18,256,853
Dorchester Minerals, L.P.	216,000	4,749,840
EV Energy Partners, L.P.	152,000	9,541,040
Legacy Reserves, L.P.	500,100	13,947,789
Linn Energy, LLC	462,500	18,389,000
LRR Energy, L.P.	222,700	4,017,508
Memorial Production Partners, L.P	515,602	9,162,248
MID-CON Energy Partners, L.P.	450,500	10,077,685
Pioneer Southwest Energy Partners, L.P.	414,500	10,611,200
QR Energy, L.P.	671,192	11,994,201
Vanguard Natural Resources, LLC	524,600	15,014,052
Total Master Limited Partnerships and Related Companies (Cost $123,550,986)		$125,761,416

Royalty Trusts - 36.3% (1)
Crude Oil/Natural Gas Production - 36.3% (1)
United States - 36.3% (1)
BP Prudhoe Bay Royalty Trust	81,900	$7,234,227
Enduro Royalty Trust	344,700	6,290,775
MV Oil Trust	182,100	6,140,412
Pacific Coast Oil Trust	540,000	10,233,000
Permian Basin Royalty Trust	476,200	7,414,434
San Juan Basin Royalty Trust	97,000	1,321,140
Sandridge Mississippian Trust II	626,000	13,027,060
Sandridge Permian Trust I	639,800	12,783,204
VOC Energy Trust	147,300	2,644,035
Whiting USA Trust II	298,300	5,727,360

Total US Royalty Trusts (Cost $83,830,239)		$72,815,647
	Principal
	Amount
Senior Notes - 1.0% (1)
Crude Oil/Natural Gas Production - 1.0% (1)
United States - 1.0% (1)
EV Energy Partners, L.P., 8.000%, due 04/15/2019	2,000,000	$2,075,000
Total Senior Notes (Cost $2,060,000)		$2,075,000

Short-Term Investments - Investment Companies - 1.4% (1)	Shares
United States - 1.4% (1)
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.02% (2)	585,913	$585,913
Fidelity Government Portfolio Fund - Institutional Class, 0.01% (2)	585,914	585,914
Fidelity Money Market Protfolio - Institutional Class, 0.16% (2)	585,914	585,914
First American Government Obligations Fund - Class Z, 0.02% (2)	585,913	585,913
First American Treasury Obligations Fund - Class Z, 0.00% (2)	585,913	585,913
Total Short-Term Investments (Cost $2,929,567)		$2,929,567

Total Investments - 108.0% (1) (Cost $226,576,974)		$216,770,925
Liabilities in Excess of Other Assets - (8.0)% (1)		(16,135,749)
Net Assets Applicable to Common Stockholders - 100.0% (1)		$200,635,176

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Rate reported is the current yield as of August 31, 2012.

Tax Basis

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows:

Cost of investments	$226,576,974
Gross unrealized appreciation	6,662,650
Gross unrealized depreciation	(16,468,699)
Net unrealized appreciation	$(9,806,049)

Fair Value Measurements

Various inputs that are used in determining the fair value of the The Cushing Royalty & Income Fund’s (the “Fund”) investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2012	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$13,189,295	$13,189,295	$-	$-
Master Limited Partnerships and Related Companies (a)	125,761,416	125,761,416	-	-
US Royalty Trusts (a)	72,815,647	72,815,647	-	-
Total Equity Securities	211,766,358	211,766,358	-	-
Notes Senior Notes(a)	2,075,000	-	2,075,000
Total Notes	2,075,000	-	2,075,000
Other
Short-Term Investments	2,929,567	2,929,567	-	-
Total Other	2,929,567	2,929,567	-	-
Total	$216,770,925	$214,695,925	$2,075,000	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2012.

There were no transfers between any levels during the period ended August 31, 2012.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended August 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Cushing Royalty & Income Fund

By (Signature and Title)                 /s/ Jerry V. Swank
Jerry V. Swank, President

Date          October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Jerry V. Swank
Jerry V. Swank, President

Date          October 29, 2012

By (Signature and Title)                  /s/ John H. Alban
John H. Alban, Treasurer

Date          October 29, 2012